Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	Chanticleer Holdings, Inc.
Entity Central Index Key	0001106838
Document Type	S-4
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false